Other assets and liabilities	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other assets and liabilities
12. Other assets and liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2025 and 2026:

	2025			2026

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	2,730,316			2,190,046
Other	566,583			572,031
Collateral pledged:
Collateral pledged for derivative transactions	1,666,564			2,305,536
Margins provided for futures contracts	228,386			303,332
Other	117,279			137,164
Prepaid pension cost	682,222			717,926
Right-of-use asse ts	474,361			483,068
Security deposits	76,648			71,005
Loans held for sale	391,519			162,289	(1)
Other	1,300,551	(2	)(3)	1,139,694

Total	8,234,429			8,082,090

	2025		2026

	(in millions of yen)
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,260,130		1,002,531
Other	611,344		1,136,689
Guaranteed trust principal (4)	703,851		441,687
Lease liabilities	502,997		521,941
Collateral accepted:
Collateral accepted for derivative transactions	1,380,243		2,163,341
Margins accepted for futures contracts	29,725		57,053
Unearned income	93,491		86,294
Other	2,026,574	(3)	1,761,662

Total	6,608,355		7,171,197

Notes:
(1)	The MHFG Group transferred certain loans from Loans held for sale to Loans at March 31, 2026, totaling ¥186,640 million.
(2)	The MHFG Group included premises and equipment classified as held for sale in Other at March 31, 2025.
(3)
The MHFG Group included assets of ¥68,966 million and liabilities of ¥131,210 million, which are mainly financial assets and financial liabilities, relating to a transferred business and classified as held for sale in Other at March 31, 2025.

(4)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.